Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Net revenue		¥ 4,386.9	¥ 3,873.4	¥ 3,716.9
Operating expenses		2,711.5	2,410.3	2,209.3
Operating profit (loss)		1,675.4	1,463.1	1,507.6
BTMU and MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue		2,474.5	2,286.7	2,390.3
Net revenue, Net interest income		1,401.0	1,307.8	1,318.0
Net revenue, Net fees		697.9	646.1	582.4
Net revenue, Other		375.6	332.8	489.9
Other than BTMU and MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	[1]	1,912.4	1,586.7	1,326.6
Business Segment [Member] | Integrated Retail Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue		1,311.3	1,296.3	1,211.2
Operating expenses		964.2	961.9	917.3
Operating profit (loss)		347.1	334.4	293.9
Business Segment [Member] | Integrated Retail Banking Business Group [Member] | BTMU and MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue		579.4	575.3	564.5
Net revenue, Net interest income		375.0	403.5	431.1
Net revenue, Net fees		192.6	163.5	124.8
Net revenue, Other		11.8	8.3	8.6
Business Segment [Member] | Integrated Retail Banking Business Group [Member] | Other than BTMU and MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	[1]	731.9	721.0	646.7
Business Segment [Member] | Integrated Corporate Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue		965.2	924.0	863.2
Operating expenses		448.1	438.5	434.3
Operating profit (loss)		517.1	485.5	428.9
Business Segment [Member] | Integrated Corporate Banking Business Group [Member] | BTMU and MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue		834.3	800.5	767.1
Net revenue, Net interest income		360.7	371.1	382.6
Net revenue, Net fees		369.3	331.9	304.3
Net revenue, Other		104.3	97.5	80.2
Business Segment [Member] | Integrated Corporate Banking Business Group [Member] | Other than BTMU and MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	[1]	130.9	123.5	96.1
Business Segment [Member] | Integrated Trust Assets Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue		172.2	159.7	139.6
Operating expenses		102.1	94.8	88.8
Operating profit (loss)		70.1	64.9	50.8
Business Segment [Member] | Integrated Trust Assets Business Group [Member] | BTMU and MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue		70.8	66.0	56.1
Net revenue, Net fees		70.8	66.0	56.1
Business Segment [Member] | Integrated Trust Assets Business Group [Member] | Other than BTMU and MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	[1]	101.4	93.7	83.5
Business Segment [Member] | Integrated Global Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue		1,111.0	943.8	753.9
Operating expenses		639.1	566.8	452.2
Operating profit (loss)		471.9	377.0	301.7
Business Segment [Member] | Integrated Global Business Group [Member] | Other than MUAH [Member]
Segment Reporting Information [Line Items]
Net revenue		668.6	567.9	465.4
Operating expenses		341.0	299.9	246.8
Operating profit (loss)		327.6	268.0	218.6
Business Segment [Member] | Integrated Global Business Group [Member] | MUAH [Member]
Segment Reporting Information [Line Items]
Net revenue		442.4	375.9	288.5
Operating expenses		298.1	266.9	205.4
Operating profit (loss)		144.3	109.0	83.1
Business Segment [Member] | Integrated Global Business Group [Member] | BTMU and MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue		511.3	443.1	358.4
Net revenue, Net interest income		265.6	236.0	181.8
Net revenue, Net fees		190.6	164.7	141.6
Net revenue, Other		55.1	42.4	35.0
Business Segment [Member] | Integrated Global Business Group [Member] | BTMU and MUTB [Member] | Other than MUAH [Member]
Segment Reporting Information [Line Items]
Net revenue		511.3	443.1	358.4
Net revenue, Net interest income		265.6	236.0	181.8
Net revenue, Net fees		190.6	164.7	141.6
Net revenue, Other		55.1	42.4	35.0
Business Segment [Member] | Integrated Global Business Group [Member] | Other than BTMU and MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	[1]	599.7	500.7	395.5
Business Segment [Member] | Integrated Global Business Group [Member] | Other than BTMU and MUTB [Member] | Other than MUAH [Member]
Segment Reporting Information [Line Items]
Net revenue	[1]	157.3	124.8	107.0
Business Segment [Member] | Integrated Global Business Group [Member] | Other than BTMU and MUTB [Member] | MUAH [Member]
Segment Reporting Information [Line Items]
Net revenue	[1]	442.4	¥ 375.9	¥ 288.5
Business Segment [Member] | Krungsri [Member]
Segment Reporting Information [Line Items]
Net revenue		240.3
Operating expenses		123.7
Operating profit (loss)		116.6
Business Segment [Member] | Krungsri [Member] | Other than BTMU and MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	[1]	240.3
Business Segment [Member] | Integrated Global Markets Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue		609.4	¥ 563.2	¥ 759.9
Operating expenses		191.3	176.5	142.5
Operating profit (loss)		418.1	386.7	617.4
Business Segment [Member] | Integrated Global Markets Business Group [Member] | BTMU and MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue		457.0	406.2	652.7
Net revenue, Net interest income		241.0	214.1	259.0
Net revenue, Net fees		(34.7)	(23.1)	(19.2)
Net revenue, Other		250.7	215.2	412.9
Business Segment [Member] | Integrated Global Markets Business Group [Member] | Other than BTMU and MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	[1]	152.4	157.0	107.2
Business Segment, Other [Member]
Segment Reporting Information [Line Items]
Net revenue		(22.5)	(13.6)	(10.9)
Operating expenses		243.0	171.8	174.2
Operating profit (loss)		(265.5)	(185.4)	(185.1)
Business Segment, Other [Member] | BTMU and MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue		21.7	(4.4)	(8.5)
Net revenue, Net interest income		158.7	83.1	63.5
Net revenue, Net fees		(90.7)	(56.9)	(25.2)
Net revenue, Other		(46.3)	(30.6)	(46.8)
Business Segment, Other [Member] | Other than BTMU and MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	[1]	¥ (44.2)	¥ (9.2)	¥ (2.4)

[1]	Includes MUFG and its subsidiaries other than BTMU and MUTB.